Share capital (Details 2)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of classes of share capital [line items]
Expected share price volatility	60.00%
Risk-free interest rate	1.86%
Stock options
Disclosure of classes of share capital [line items]
Expected share price volatility	60.00%	60.00%
Dividend rate	0.00%	0.00%
Expected life of options	5 years	5 years
Stock options | Minimum
Disclosure of classes of share capital [line items]
Risk-free interest rate	1.91%	1.02%
Stock options | Maximum
Disclosure of classes of share capital [line items]
Risk-free interest rate	2.90%	1.43%